Organization	6 Months Ended
Jun. 30, 2023
Organization
Organization

Note 1.    Organization

Description of Business

AEON Biopharma, Inc. (“AEON” or the “Company”) is a biopharmaceutical company focused on developing its proprietary botulinum toxin complex, ABP-450 (prabotulinumtoxinA) injection (“ABP-450”), for debilitating medical conditions. The Company was incorporated in Delaware in February 2012 under the name Alphaeon Corporation as a wholly owned subsidiary of Strathspey Crown Holdings Group, LLC (“SCH”). On December 18, 2019, the Company changed its name to “AEON Biopharma, Inc.” The Company is headquartered in Irvine, California.

On December 12, 2022, AEON and Priveterra (Nasdaq: PMGM), a special purpose acquisition company (SPAC), entered into a definitive business combination and merger agreement (the “Merger”). Upon closing of the proposed transaction, the combined company will operate as AEON Biopharma, Inc. and to list on the NYSE under the ticker symbol “AEON”. The merger closed on July 21, 2023. See Note 12 Subsequent Events.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. The Company has experienced recurring losses from operations and has a net capital deficiency and negative cash flows from operations since its inception. As of December 31, 2022, the Company reported cash of $9.7 million and an accumulated deficit of $474.8 million. As of June 30, 2023, the Company reported cash of $2.6 million and an accumulated deficit of $507.9 million. The Company expects to incur losses for the foreseeable future. As a result of these conditions, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that these consolidated financial statements are issued.

The Company expects to seek additional funding in the form of the Merger, equity financings or debt, however, there can be no assurance that such efforts will be successful or that, in the event that they are successful, the terms and conditions of such financing will be favorable. If the Company is unable to consummate the Merger or to secure additional funding when desired, the Company may need to delay the development, commercialization and marketing of its products and scale back its business and operations.

The preparation of these consolidated financial statements does not include any adjustments that may result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of the Company’s liabilities and commitments in the normal course of business and does not include any adjustments to reflect the possible future effects of the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The audit report covering these accompanying consolidated financial statements includes an explanatory paragraph that describes conditions that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s future operations are highly dependent on a combination of factors, including (1) the success of its research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) the Company’s ability to manage growth of the organization; (5) the Company’s ability to protect its technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of its product candidates.